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                                                     hours per response.... 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21675
                                   ---------------------

                                    WY Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            Mitchell York, President
                    Wertz York Capital Management Group, LLC
                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 866-329-2673
                                                    ------------------

Date of fiscal year end:  12/31/2006
                         -------------------
Date of reporting period: 12/31/2006
                         -------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


                                  theCOREfund
                                     [LOGO]

================================================================================

                                  Annual Report

                                December 31, 2006

================================================================================


                                  Fund Advisor:
                    Wertz York Capital Management Group, LLC
                           3434 Colwell Ave, Suite 100
                                 Tampa, FL 33614
                             Toll Free: 866-319-3655

Management Discussion and Analysis
Investment Results - Period Ended December 31, 2006

As indicated by the following table, the Core Fund Class I (the Fund) underperformed the 1-Year Constant Maturity Treasury Index (the Index) in fiscal year 2006 by eighty-eight basis points. The Fund underperformed the Index primarily as a result of an inverted yield curve that existed for the majority of 2006. When one-year and money market interest rates exceed the interest rates offered by bonds with longer maturities, it is unlikely the Fund's performance will exceed that of the Index. This is especially true given the Index does not have a management fee.

We are pleased with the overall results of the Fund. In 2006, the Fund realized positive returns every month and volatility was minimal. The Fund ended the year where it began with an NAV of $9.83. The total return of 4.05% was more than 39 basis points above the category average (3.66%, universe of 173 funds). According to Morningstar, the Core Fund is the least volatile fund (in terms of standard deviation of monthly returns) in its category (short-term government bond) for the previous three years while also in the top ten percent of total return (universe of 166 funds).

--------------------------------------------------------------------------------
                           Annualized Rates of Return
--------------------------------------------------------------------------------
   Time Period                         1-YR CMT                   The Fund
1 Year (2006)                           4.93%                      4.05%
Inception-to-Date                       2.56%                      2.46%
--------------------------------------------------------------------------------

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT
GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-319-3655.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds.

                      Growth of $250,000 Investment (2006)

                                  [LINE CHART]

               1-Year Constant Maturity       The Core Fund
               Treasury Index ($262,061)       ($259,700)

January                $250,000                 $250,000
February               $251,863                 $251,925
March                  $252,836                 $252,725
April                  $253,835                 $253,475
May                    $254,853                 $254,250
June                   $255,904                 $255,350
July                   $256,966                 $256,175
August                 $258,000                 $256,800
September              $259,013                 $258,150
October                $260,033                 $258,225
November               $261,054                 $258,825
December               $262,061                 $259,700


                               Growth of $250,000
                     (Inception through December 31, 2006)

                                  [LINE CHART]

               1-Year Constant Maturity       The Core Fund
               Treasury Index ($286,000)       ($280,587)

Jan-02                 $ 250,446                $ 250,000
Feb-02                 $ 250,906                $ 250,000
Mar-02                 $ 251,437                $ 249,570
Apr-02                 $ 251,951                $ 250,756
May-02                 $ 252,439                $ 251,695
Jun-02                 $ 252,898                $ 252,175
Jul-02                 $ 253,307                $ 252,890
Aug-02                 $ 253,676                $ 253,730
Sep-02                 $ 254,036                $ 254,344
Oct-02                 $ 254,383                $ 255,005
Nov-02                 $ 254,697                $ 255,156
Dec-02                 $ 255,003                $ 256,291
Jan-03                 $ 255,290                $ 256,619
Feb-03                 $ 255,565                $ 257,272
Mar-03                 $ 255,827                $ 257,761
Apr-03                 $ 256,096                $ 258,285
May-03                 $ 256,347                $ 258,716
Jun-03                 $ 256,561                $ 259,107
Jul-03                 $ 256,799                $ 257,423
Aug-03                 $ 257,078                $ 257,294
Sep-03                 $ 257,342                $ 259,281
Oct-03                 $ 257,608                $ 258,669
Nov-03                 $ 257,894                $ 258,549
Dec-03                 $ 258,174                $ 258,914
Jan-04                 $ 258,439                $ 259,582
Feb-04                 $ 258,705                $ 260,253
Mar-04                 $ 258,960                $ 260,650
Apr-04                 $ 259,267                $ 260,008
May-04                 $ 259,648                $ 259,636
Jun-04                 $ 260,103                $ 259,843
Jul-04                 $ 260,553                $ 260,540
Aug-04                 $ 260,988                $ 261,508
Sep-04                 $ 261,445                $ 261,668
Oct-04                 $ 261,926                $ 262,093
Nov-04                 $ 262,465                $ 262,277
Dec-04                 $ 263,042                $ 262,487
Jan-05                 $ 263,661                $ 263,014
Feb-05                 $ 264,318                $ 263,279
Mar-05                 $ 265,034                $ 263,313
Apr-05                 $ 265,756                $ 264,151
May-05                 $ 266,483                $ 264,415
Jun-05                 $ 267,217                $ 264,415
Jul-05                 $ 268,015                $ 266,239
Aug-05                 $ 268,864                $ 265,653
Sep-05                 $ 269,712                $ 267,354
Oct-05                 $ 270,634                $ 268,530
Nov-05                 $ 271,592                $ 269,336
Dec-05                 $ 272,557                $ 269,928
Jan-06                 $ 273,548                $ 270,927
Feb-06                 $ 274,592                $ 272,011
Mar-06                 $ 275,661                $ 272,881
Apr-06                 $ 276,762                $ 273,700
May-06                 $ 277,889                $ 274,548
Jun-06                 $ 279,057                $ 275,756
Jul-06                 $ 280,243                $ 276,666
Aug-06                 $ 281,402                $ 277,358
Sep-06                 $ 282,542                $ 278,855
Oct-06                 $ 283,695                $ 278,939
Nov-06                 $ 284,853                $ 279,609
Dec-06                 $ 286,000                $ 280,587


   For a prospectus and more information, including charges and expenses call 1-866-329-CORE (2673). The prospectus should be read carefully before investing.
        The Fund is distributed by Quasar Mutual Fund Distributors, Inc.

THE CORE FUND
EXPENSES
DECEMBER 31, 2006

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of July 1, 2006 through December 31, 2006.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

---------------------------------------------------------------------------------------------------------
                                                                                     Expenses Paid
                                                                                    During Period*
                                     Beginning                 Ending                July 1, 2006
                                   Account Value           Account Value                Through
                                   July 1, 2006          December 31, 2006         December 31, 2006
---------------------------------------------------------------------------------------------------------
Actual - Class A                      $1,000                 $1,017.50                   $2.59
Hypothetical
  (5% return before expenses)         $1,000                 $1,022.68                   $2.60

Actual - Class R                      $1,000                 $1,015.10                   $5.13
Hypothetical
  (5% return before expenses)         $1,000                 $1,020.01                   $5.30
---------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio of 0.51% for Class A and 1.04% for Class R, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.75% for Class A and 1.51% for Class R for the six-month period of July 1, 2006 to December 31, 2006.

THE CORE FUND
FUND PROFILE
December 31, 2006

--------------------------------------------------------------------------------
                                  Asset Allocation
                                 (% of Net Assets)

U.S. Government & Agency Obligations                                      86.28%
Short Term Investments                                                    15.87%
Other liabilities in excess of assets, net                                -2.15%
                                                                         ------
Total Net Assets                                                         100.00%
                                                                         ======

--------------------------------------------------------------------------------

Schedule of Investments
December 31, 2006
The CORE Fund

                                                                   Principal
                                                                     Amount           Value
                                                                 -------------    -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 86.28% FHLB - 56.37%
    4.255%, 11/06/2007 (a)                                          20,000,000       19,964,920
    4.33%, 05/11/2007 (a)                                           15,000,000       14,990,040
    4.375%, 12/19/2008 (b)                                           4,300,000        4,257,000
    4.47%, 02/22/2007 (a)                                            4,000,000        3,998,164
    4.50%, 02/18/2010 (a)(b)                                        10,000,000        9,995,000
    4.50%, 03/30/2007 (a)                                            1,575,000        1,573,395
    4.69%, 04/05/2007 (a)                                            5,000,000        4,997,990
    4.75%, 03/16/2010 (a)                                            2,000,000        1,996,790
    5.00%, 02/09/2007                                                5,000,000        4,997,655
    5.10%, 03/06/2008                                                3,000,000        2,997,981
    5.375%, 03/14/2008                                              10,000,000       10,000,140
    5.40%, 03/19/2010                                                5,000,000        4,999,910
    5.50%, 02/21/2008                                                5,000,000        5,000,515
    5.50%, 02/28/2007                                                5,000,000        5,002,020
    5.75%, 01/17/2008                                                2,500,000        2,500,503
                                                                                  -------------
                                                                                     97,272,023
                                                                                  -------------

FHLMC - 11.70%
    Pool 1B1691, 3.345%, 05/01/2034 (a)                              2,234,550        2,255,143
    Pool 780242, 5.291%, 02/01/2033 (a)                                698,680          716,021
    Pool 780346, 5.602%, 03/01/2033 (a)                              1,020,442        1,046,513
    Pool 781955, 4.693%, 05/01/2034 (a)                              1,452,631        1,476,689
    Pool C90580, 6.00%, 09/01/2022                                     432,422          438,560
    Pool M80718, 5.00%, 01/01/2009                                     547,592          545,071
    Pool M80828, 4.00%, 07/01/2010                                     544,695          532,101
    Pool M90748, 5.00%, 08/01/2007                                     679,597          677,040
    Pool M90754, 5.00%, 09/01/2007                                   1,570,548        1,564,638
    Pool M90777, 4.50%, 01/01/2008                                   1,524,479        1,513,922
    Pool M90779, 5.50%, 11/01/2007                                     308,331          308,337
    Pool M90805, 4.50%, 04/01/2008                                     595,628          591,230
    Pool M90818, 4.00%, 06/01/2008                                     328,329          324,125
    Pool M90819, 4.50%, 06/01/2008                                     254,267          252,285
    Pool M90836, 5.00%, 06/01/2008                                     389,456          388,041
    Series 2581, 4.00%, 02/15/2017                                     733,454          714,278
    Series 2613, 4.50%, 10/15/2013                                     477,617          474,116
    Series 2705, 4.50%, 02/15/2023                                     866,900          860,035
    Series 2712, 4.50%, 02/15/2012                                     949,744          939,357
    Series 410924, 6.23%, 05/01/2035 (a)                               591,018          609,177
    Series 410926, 6.264%, 07/01/2035 (a)                              660,563          678,546
    Series M80765, 5.00%, 08/01/2009                                   291,558          290,216
    Series MTN, 5.02%, 03/07/2007                                    3,000,000        2,998,344
                                                                                  -------------
                                                                                     20,193,785
                                                                                  -------------

FNMA - 16.00%
    5.00%, 01/15/2007                                                5,000,000        4,999,615
    5.50%, 08/08/2008                                               10,000,000       10,002,040
    5.65%, 04/10/2013 (b)                                            4,000,000        4,024,000
    Pool 190609, 7.00%, 02/01/2014                                     258,773          267,396
    Pool 254631, 5.00%, 02/01/2018                                     837,202          825,903
    Pool 735529, 4.424%, 08/01/2034 (a)                              1,415,923        1,409,416
    Pool 754624, 7.075%, 11/01/2033 (a)                                658,494          670,494
    Pool 768359, 4.431%, 12/01/2033 (a)                                432,955          431,788
    Pool 802854, 4.007%, 12/01/2034 (a)                              2,459,439        2,468,674
    Pool 832922, 5.377%, 09/01/2035 (a)                                504,203          507,759
    Series 1, 4.75%, 11/09/2007                                      2,000,000        1,991,888
                                                                                  -------------
                                                                                     27,598,973
                                                                                  -------------

GNMA - 2.21%
    Pool 80701, 5.375%, 06/20/2033 (a)                                 714,574          718,909
    Pool 80728, 6.00%, 08/20/2033 (a)                                  244,072          246,636
    Pool 80825, 5.50%, 02/20/2034 (a)                                  322,636          324,691
    Pool 80965, 5.50%, 07/20/2034 (a)                                1,191,066        1,188,575
    Series 2003-110, 5.00%, 05/20/2029                               1,346,276        1,334,398
                                                                                  -------------
                                                                                      3,813,209
                                                                                  -------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $149,038,738)                      148,877,990
                                                                                  -------------

SHORT TERM INVESTMENTS - 15.87%
Commercial Paper - 8.68%

Ebury Finance LLC, n/a, 01/04/07                                     5,000,000        4,999,261
Old Court Funding Co., n/a, 01/10/07                                 5,000,000        4,994,799
Paradigm Funding, n/a, 01/11/07                                      5,000,000        4,994,100
                                                                                  -------------
                                                                                     14,988,160
                                                                                  -------------

                                                                     Shares           Value
                                                                 -------------    -------------
Money Market Funds - 6.81%
Reserve Primary Fund - 5.25%(a)                                     11,756,255       11,756,255
                                                                                  -------------

U.S. Government & Agency Obligations - 0.38%
U.S. Treasury Bill
    0.00%, 01/11/2007                                                  650,000          649,285
                                                                                  -------------

TOTAL SHORT TERM INVESTMENTS (Cost $27,393,700)                                      27,393,700
                                                                                  -------------
Total Investments  (Cost $176,432,438) - 102.15%                                    176,271,690
Other Liabilities in Excess of Assets, Net (2.15%)                                   (3,716,555)
                                                                                  -------------
TOTAL NET ASSETS - 100.00%                                                        $ 172,555,135
                                                                                  =============

Footnotes

The following information for the Funds is presented on an income tax basis as of December 31,2006:

      Cost of         Gross Unrealized    Gross Unrealized   Net Unrealized
    Investments         Appreciation        Depreciation       Gain/(Loss)
--------------------------------------------------------------------------------
    176,869,037            199,341            (796,688)         (597,347)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a) Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2006.
(b) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at December 31, 2006 is $18,276,000, which represents 10.59% of total net assets.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006

Assets:
    Investments, at market (cost: $176,432,438)                                         $ 176,271,690
    Cash                                                                                    1,912,297
    Receivables:
    Interest                                                                                1,735,546
    Other receivables                                                                           9,201
                                                                                        -------------
Total Assets                                                                              179,928,734
                                                                                        -------------

Liabilities:
    Payables:
    Capital shares redeemed                                                                 7,024,640
    Distributions payable                                                                     270,764
    Advisory fees                                                                              75,183
    Distribution fees - Class R                                                                    11
    Trustee fees                                                                                3,001
                                                                                        -------------
Total Liabilities                                                                           7,373,599
                                                                                        -------------

Net Assets                                                                              $ 172,555,135

Net Assets consist of:
    Paid-in capital                                                                       174,580,764
    Net accumulated realized loss on investments                                           (1,864,881)
    Net unrealized depreciation on investments                                               (160,748)
                                                                                        -------------
Net Assets                                                                              $ 172,555,135
                                                                                        =============

Class I
    Net Assets                                                                          $ 172,509,279
                                                                                        -------------
    Shares outstanding (Unlimited number of shares of beneficial interest authorized)      17,553,968
                                                                                        -------------
Net Asset Value and offering price per share ($172,509,279 / 17,553,968 shares)         $        9.83
                                                                                        =============

Class R
    Net Assets                                                                          $      45,856
                                                                                        -------------
    Shares outstanding (Unlimited number of shares of beneficial interest authorized)           4,664
                                                                                        -------------
Net Asset Value and offering price per share ($45,856 / 4,664 shares)                   $        9.83
                                                                                        =============

   The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006

Investment Income:
    Interest                                                               $   9,625,603
                                                                           -------------
Total Investment Income:                                                       9,625,603
                                                                           -------------

Expenses:
    Investment advisory fees                                                   2,151,296
    Officer compensation fees                                                     11,585
    Trustee expenses                                                              12,001
    Distribution fees - Class R                                                       58
                                                                           -------------
Total Expenses:                                                                2,174,940
                                                                           -------------

    Investment advisory fees waived                                           (1,079,626)
                                                                           -------------
Total Net Expenses:                                                            1,095,314
                                                                           -------------

    Net investment income                                                      8,530,289
                                                                           -------------

Realized and unrealized gain (loss) on investments:
    Net realized loss from investments                                            (5,107)
    Net realized loss from future contracts                                     (483,799)
    Net realized gain from options on future contracts                            13,116
    Net change in unrealized appreciation/ (depreciation) on investments         564,154
                                                                           -------------
    Net realized and unrealized gain on investments                               88,364
                                                                           -------------

Net increase in net assets resulting from operations                       $   8,618,653
                                                                           =============

   The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                               For the              For the
                                                                              Fiscal Year          Fiscal Year
                                                                                Ended                Ended
                                                                           December 31, 2006    December 31, 2005
                                                                           -----------------    -----------------
Increase (Decrease) in Net Assets
Operations:
    Net investment income                                                  $       8,530,289    $       5,530,090
    Net realized gain (loss) on investments                                         (475,790)             432,040
    Net change in unrealized appreciation/ (depreciation) on investments             564,154             (308,322)
                                                                           -----------------    -----------------
Net increase in net assets resulting from operations                               8,618,653            5,653,808
                                                                           -----------------    -----------------

Distributions to shareholders from:
    Net investment income                                                         (8,533,316)          (5,757,731)
                                                                           -----------------    -----------------
Total Distributions                                                               (8,533,316)          (5,757,731)
                                                                           -----------------    -----------------

Capital Share Transactions:
    Shares sold:
       Class I                                                                    65,850,040          137,325,000
       Class R                                                                        45,539                   --
    Shares reinvested:
       Class I                                                                     5,484,864            5,190,359
       Class R                                                                           432                   --
    Shares redeemed:
       Class I                                                                  (123,501,289)         (99,685,715)
       Class R                                                                           (39)                  --
                                                                           -----------------    -----------------
Increase (decrease) in net assets from capital share transactions                (52,120,453)          42,829,644
                                                                           -----------------    -----------------

Total increase (decrease) in net assets                                          (52,035,116)          42,725,721
                                                                           -----------------    -----------------

Net Assets:
    Beginning of year                                                            224,590,251          181,864,530
                                                                           -----------------    -----------------
    End of year                                                            $     172,555,135    $     224,590,251
                                                                           =================    =================

          Undistributed net investment loss                                $              --    $              --
                                                                           =================    =================

Share Transactions:
    Shares sold:
       Class I                                                                     6,688,849           13,988,733
       Class R                                                                         4,624                   --
    Shares reinvested:
       Class I                                                                       556,903              528,991
       Class R                                                                            44                   --
    Shares redeemed:
       Class I                                                                   (12,543,936)         (10,160,741)
       Class R                                                                            (4)                  --
                                                                           -----------------    -----------------
Net increase (decrease) from share transactions                                   (5,293,520)           4,356,983
                                                                           =================    =================

   The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        For the        For the        For the        For the            For the
                                                       Fiscal Yr      Fiscal Yr      Fiscal Yr      Fiscal Yr          Fiscal Yr
                                                         Ended          Ended          Ended          Ended              Ended
CLASS I SHARES                                         12/31/06       12/31/05       12/31/04       12/31/03         12/31/02(a)
                                                      -----------    -----------    -----------    -----------       -----------
Net Asset Value,
Beginning of Period                                   $      9.83    $      9.83    $      9.89    $     10.00       $     10.00
                                                      -----------    -----------    -----------    -----------       -----------

Investment Operations:
    Net investment income (d)                                0.39           0.25           0.20           0.20              0.25
    Net realized and unrealized gain/(loss)
     on investments                                          0.00           0.01          (0.06)         (0.10)             0.00
                                                      -----------    -----------    -----------    -----------       -----------
Total from investment operations                             0.39           0.26           0.14           0.10              0.25
                                                      -----------    -----------    -----------    -----------       -----------

Distributions from:
    Net investment income                                   (0.39)         (0.26)         (0.20)         (0.21)            (0.25)
                                                      -----------    -----------    -----------    -----------       -----------
Total distributions                                         (0.39)         (0.26)         (0.20)         (0.21)            (0.25)
                                                      -----------    -----------    -----------    -----------       -----------

Net Asset Value, End of Period                        $      9.83    $      9.83    $      9.83    $      9.89       $     10.00
                                                      ===========    ===========    ===========    ===========       ===========

Total Return (e)                                             4.05%          2.74%          1.38%          1.03%             2.52%(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)                  $   172,509    $   224,590    $   181,865    $   160,684       $    59,848
Ratio of expenses to average net assets:
    Before advisory fee waiver (Including int.1.01%)         1.40%          1.00%          1.00%          1.00%(c)
    Before advisory fee waiver (Excluding int. exp.)         1.00%
    After advisory fee waiver (Including int. 0.51%          0.89%          0.50%          0.56%          0.60%(c)
    After advisory fee waiver (Excluding int. exp.)          0.49%
Ratio of net investment income
to average net assets:
    Before advisory fee waiver                               3.97%          2.09%          1.48%          1.58%             2.17%(c)
    After advisory fee waiver                                3.47%          2.60%          1.98%          2.02%             2.57%(c)
Portfolio turnover rate                                     80.91%        140.84%        262.65%        194.53%           241.11%

(a) For the period of January 9, 2002 (commencement of operations) to December 31, 2002.
(b)   Not annualized.
(c)   Annualized.
(d)   Net investment income per share is based on average shares outstanding.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

   The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               For the
                                                             Period Ended
CLASS R SHARES                                            December 31, 2006(a)
                                                          --------------------

Net Asset Value,
Beginning of Period                                             $9.86
                                                          --------------------

Investment Operations:
    Net investment income (d)                                    0.21
    Net realized and unrealized loss
     on investments                                             (0.03)
                                                          --------------------
Total from investment operations                                 0.18
                                                          --------------------

Distributions from:
    Net investment income                                       (0.21)
                                                          --------------------
Total distributions                                             (0.21)
                                                          --------------------

Net Asset Value, End of Period                                  $9.83
                                                          ====================

Total Return (e)                                                 1.86%(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)                              $46
Ratio of expenses to average net assets:
    Before advisory fee waiver                                   1.51%(c)
    After advisory fee waiver                                    1.01%(c)
Ratio of net investment income to average net assets:
    Before advisory fee waiver                                   3.69%(c)
    After advisory fee waiver                                    3.19%(c)
Portfolio turnover rate                                         80.91%

(a) For the period of June 1, 2006 (commencement of operations) to December 31, 2006.
(b)   Not annualized.
(c)   Annualized.
(d)   Net investment income per share is based on average shares outstanding.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

   The accompanying notes are an integral part of these financial statements.

                                  The Core Fund
                          Notes to Financial Statements
                            For the Fiscal Year Ended
                                December 31, 2006

NOTE 1. ORGANIZATION

The Core Fund (the "Fund"), a diversified series of WY Funds (the "Trust") is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated 10/20/2004 (the "Trust Agreement"). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust ("AmeriPrime"), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

The Fund currently offers two classes of shares, Class I and Class R. Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002. Class R shares were first offered to the public on June 1, 2006. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters affecting only one class, only shareholders of that class may vote. Each class votes separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund's adviser is Wertz York Capital Management Group, L.L.C. (the "Adviser"). The Fund's investment objective is to achieve a high level of income over the long-term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonable expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of December 31, 2006, the Fund recorded a permanent book to tax difference of $3,027 from distributions in excess of net investment income to paid in capital .

Financial Futures Contracts - The Company invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Company intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Company is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Company each day, depending on the daily fluctuations in the fair value or the underlying security. The Company recognized a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Company may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Short Sales - The Company may sell a security it does not own in anticipation of a decline in the fair market value of that security. When the Company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of a management agreement (the Agreement), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; fees and expenses of the non-interested person trustees and any Chief Compliance Officer that is not an interested person of the trust other than being an officer; and extraordinary expenses) at 0.50% for the I class and 1.00% for the R class of its average daily net assets through April 30, 2007. For the fiscal year ended December 31, 2006, the Adviser earned a fee of $2,151,296 from the Fund. For the fiscal year ended December 31, 2006, the Adviser waived management fees it earned totaling $1,079,626, or 0.50% of the Fund's average daily net assets. At December 31, 2006, the Fund owed the Adviser net fees of $75,183 for its advisory services.

The Fund retains Citco Mutual Fund Services Inc. (Citco) to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Citco Mutual Fund Distributors, Inc., (the Distributor) acts as the principal distributor of the Fund's shares. Subsequent to the date of this report (January 19, 2007) Citco Mutual Find Services and Citco Mutual Fund Distributors, Inc. were replaced with US Bancorp Fund Services, LLC and Quasar Distributors, LLC.

NOTE 4. INVESTMENTS

For the fiscal year ended December 31, 2006, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

                                        Amount
                                     ------------
Purchases
     U.S. Government Obligations     $164,616,756
     Other                             29,749,800

Sales
     U.S. Government Obligations     $ 31,053,268
     Other                             45,300,000

At December 31, 2006, the net unrealized depreciation of investments for tax purposes was as follows:

                                        Amount
                                     ------------
Gross Appreciation                       $199,341
Gross (Depreciation)                     (796,688)
                                     ------------
Net Depreciation on Investments          (597,347)

At December 31, 2006, the aggregate cost of securities for federal income tax purposes was 176,869,037. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of post-October losses.

NOTE 5. DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for Class R of the Fund ("The Plan"). The Plan permits the Fund to pay for certain distribution and promotion expenses related to marketing Class R shares of the Fund, as well as certain expenses for shareholder support and administrative services provided to the Fund and its Class R shareholders. The amount payable annually by the Fund to the Adviser is 0.50% of the average daily net assets of the Class R shares of the Fund. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. Pursuant to the Distribution Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund. For the period ended December 31, 2006, the Fund paid distribution fees of $58 under the Plan.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At December 31, 2006, the Fund had available for federal income tax purposes unused capital loss carryforwards of $1,428,282, which is available for offset against future taxable net capital gains. The loss carry forwards expire as follow:

                  Year of Expiration           Amount
                  ------------------          --------
                  2012                         703,865
                  2014                         724,417

To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.39 per share for Class I and $.21 per share for Class R the fiscal year ended December 31, 2006. The tax character of distributions paid in the fiscal year ended December 31, 2006 and the fiscal year ended December 31, 2005 was as follows:

                                         Fiscal Year Ended     Fiscal Year Ended
                                               2006                  2005
                                    -------------------------     ----------
                                     Class I        Class R*       Class I
                                    ----------     ----------     ----------

Distributions paid from:
     Ordinary Income                $8,532,884     $      432     $5,757,731
     Short-term Capital Gain                --             --             --
     Long-Term Capital Gain                 --             --             --
                                    ----------     ----------     ----------
                                    $8,532,884     $      432     $5,757,731
                                    ==========     ==========     ==========

* For the period June 1, 2006 (commencement of public offering of Class R shares) to December 31, 2006.

As of December 31, 2006, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed capital gain/ (accumulated losses)                    $(1,428,282)
Unrealized appreciation/ (depreciation)                                (597,347)
                                                                    -----------
                                                                    $(2,025,629)
                                                                    ===========

NOTE 9. RECENT ACCOUNTING PRONOUNCEMENTS

FASB Interpretation 48

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies); with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

FASB Interpretation 157

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. SFAS No. 157 provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of SFAS No. 157 to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of SFAS No. 157 on the Fund's financial statements.

PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30, 2005 are available without charge, upon request by calling the Fund at (866) 319-3655 and in documents filed with the SEC on the SEC's website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
Mitchell P. York, President & CCO
M. Brent Wertz, Treasurer & Secretary

FUND`S ADVISER
Wertz York Capital Management Group, LLC
3434 Colwell Avenue
Suite 100
Tampa, FL 33614

DISTRIBUTOR
Citco Mutual Fund Distributors, Inc
83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, National Association 50 South 16th Street Suite 2000, 20th Flr. Philadelphia, PA 19102

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Citco Mutual Fund Services, Inc.
83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355

This report is intended only for the information of shareholders or those who have received the Fund`s prospectus which contains information about the Fund`s management fee and expenses. Please read the prospectus carefully before investing. Distributed by Citco Mutual Fund's Distributors, Inc., Member NASD/SIPC.

Item 2. Code of Ethics.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

      (d) The registrant's code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

Tammy Evans

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate audit fees billed to the WY Funds for the last two fiscal years by the principal accountant were $16,410.00 in 2006 and $18,460.00 in 2005.

(b) Audit-Related Fees. The aggregate audit related fees billed, other than those noted under "Audit Fees" Disclosure, billed to the WY Funds for the last two fiscal years by the principal accountant were $0 in 2006 and $0 in 2005 related to Form N-17f-2.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $1,800.00 in 2006 and $650.00 in 2005, respectively.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0, respectively.

(e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the last two fiscal years are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's accountant for the registrant's adviser.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in Annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

      (a) (1) Code of Ethics filed herewith.
      (a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WY Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell York
                         -------------------------------------------------------
                           Mitchell York, President/Principal Executive Officer

Date:  February 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mitchell York
                         -------------------------------------------------------
                           Mitchell York, President/Principal Executive Officer

Date:  February 26, 2007


By (Signature and Title)*  /s/ Brent Wertz
                         -------------------------------------------------------
                           Brent Wertz, Treasurer/Principal Financial Officer

Date:  February 26, 2007


      * Print the name and title of each signing officer under his or her signature.